LONG TERM DEBT - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,070	$ 1,118
Citibank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,011	1,012
SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	0	42
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 59	$ 64